SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Lease from a related party	$ 55,588
Huizhou Kelie Precision Products Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from a related party		36,380	65,246
Phylion Battery Co.,Ltd [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from a related party	12,570
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Lease from a related party	$ 55,588